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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RNK Capital LLC
                  527 Madison Avenue, 7th Floor
                  New York, NY 10022

Form 13F File Number:      028-13204

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eric Salzman
Title:            CFO
Phone:            212-419-3964

Signature, Place, and Date of Signing:

/s/ Eric Salzman                       New York, NY           November 13, 2009
-----------------------              ----------------        -------------------
    [Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                      0
                                                            ------------------

Form 13F Information Table Value Total:                                     $0
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         --------                   ------------------------------

         NONE


                                                          RNK Capital LLC
                                                     Form 13F Information Table
                                                  Quarter ended September 30, 2009


                                                                                      Investment Discretion         Voting Authority

                                                    Fair Market
                                                       Value    Shares or
                             Title of     Cusip        (in      Principal  SH/ Put/      Shared  Shared   Other
Issuer                        Class       Number    thousands)    Amount   PRN Call Sole Defined Other    Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                 $0
(in thousands)

